COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($) installment	Nov. 30, 2019 USD ($) installment	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase Obligation				$ 39,756
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received				100.00%
Number of installments paid | installment	3	3	3
Royalty Buyout Agreement
COMMITMENTS AND CONTINGENT LIABILITIES
Accrued Royalties			$ 49,008
Installment amount			$ 32,178
Number of annual installments | installment			3
Installment amount paid	$ 12,225,000	$ 11,580,000	$ 10,700,000
Royalty Agreement Terms
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual Obligation	$ 19,137			$ 20,112
Product Manufacturing in Israel | Minimum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate Of Royalties Payable As Percentage On Sales				1.30%
Product Manufacturing in Israel | Maximum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate Of Royalties Payable As Percentage On Sales				5.00%